OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 270,826	€ 275,439
Advances and security deposits	253,442	348,899
Accrued expenses	60,788	85,965
Payables to personnel	33,127	28,272
Social security payables	23,261	20,334
Other	46,018	41,106
Total other liabilities	687,462	800,015
Maintenance and power warranty programs
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 214,153	€ 219,209